Notes payable	12 Months Ended
Dec. 31, 2013
Notes payable [Abstract]
Notes payable

Note 6 - Notes payable:

On October 1, 2009, the Company entered into a promissory note with an entity owned by a relative of a member in the amount of $300,000, whereby principal and all unpaid and accrued interest are due on demand. Interest accrues at a rate of 20%, half of the interest (interest at a rate of 10% per annum) shall be paid by THE ONE GROUP in eight consecutive quarterly fixed payments of interest only, in arrears, in the amount of $7,500 and all remaining interest shall be repaid in full when the note is settled. The loan is secured by a portion of THE ONE GROUP's interest in the following subsidiaries: a 10.14% ownership interest in JEC II, a 6.55% ownership interest in One Marks, a 5.19% ownership interest in Little West 12th and a 4.63% ownership interest in One-LA. At December 31, 2012, $300,000 remained outstanding under this note. This note was subordinate to the credit facility with the bank. This note, along with accrued interest, was repaid in conjunction with the Merger and the proceeds realized therefrom.

On October 1, 2009, THE ONE GROUP purchased the following membership units from a former member: 10.14% in JEC II, 6.55% in One Marks, 5.19% in Little West 12th and 4.63% in One LA. The Company paid $400,000, of which $300,000 was paid in cash and $100,000 in the form of a note and issued warrants (See Note 15) to purchase up to 10,090 membership units of the Company at an exercise price of $22.94 per membership unit which were cancelled in connection with the Merger. Commencing in December 2009, quarterly payments of principal and interest in the amount of $5,656 are to accrue at an interest at a rate of 5% through September 2014. At December 31, 2013 and 2012, $15,000 and $35,000 remained outstanding under this note, respectively.

On October 31, 2011, the Company entered into a credit facility with a bank to borrow up to $3,000,000. The credit facility is to accrue at an interest rate equal to the greater of prime plus 1.75% and 5.0% (5% at December 31, 2013 and 2012, respectively) through April 30, 2014. In January 2013, the Company refinanced its credit facility with the bank to borrow up to $5,000,000. The credit facility is to accrue at an interest rate equal to the greater of prime plus 1.75% and 5.0% through April 30, 2015, the termination date. The agreement contains certain financial and nonfinancial covenants which the Company failed to meet for the quarter ended December 31, 2013. The Company obtained a waiver from the bank for all covenant violations. The CEO of the Company had previously personally guaranteed this credit facility and in exchange the Company paid him an annual fee of 3% which for the years ended December 31, 2013 and 2012 was $102,833 and $57,399, respectively. The credit agreement is secured by substantially all of the assets of THE ONE GROUP, STK Atlanta, STK Vegas, One 29 Park Management and was guaranteed by the CEO of the Company. On October 15, 2013, the Company entered into an amendment to the credit facility whereby BankUnited agreed, upon effectiveness of the Merger, to the release and termination of the CEO's guarantee and pledge, certain subordination agreements of the CEO and related entities and the release of the assignment of the proceeds of the key-man life insurance policy on the life of the CEO. The amendment also imposed certain post-closing obligations on the Company, including executing a guarantee in favor of BankUnited unconditionally guaranteeing all of the obligations of the borrowers and the pledge of all of the membership interests of the Company. This post-closing obligation was met on October 25, 2013 when the Company entered into the Pledge Agreement and Guarantee Agreement with BankUnited. At December 31, 2013 and 2012, $4,316,865 and $2,477,778 remained outstanding under this credit facility, respectively.

Minimum future payments on the notes payable in each of the years subsequent to December 31, 2013 are $15,000 in 2014 and $4,316,865 in 2015.

Interest expense recognized related to these notes amounted to $293,136 and $148,141 for the years ended December 31, 2013 and 2012, respectively.